Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues		$ 3,517	$ 2,249	$ 332
Costs of revenues		1,283	1,440	340
Gross profit (loss)		2,234	809	(8)
Operating expenses:
Research and development, net		36,731	28,564	12,794
Sales and marketing		4,621	1,814	1,063
General and administrative		8,613	3,709	1,093
Total operating expenses		49,965	34,087	14,950
Operating loss		(47,731)	(33,278)	(14,958)
Financial expense (income), net		(7,237)	24,814	667
Net loss		$ (40,494)	$ (58,092)	$ (15,625)
Basic loss per share attributable to Ordinary Shareholders (in Dollars per share)		$ (0.64)	$ (2.64)	$ (1.7)
Weighted-average number of shares used in computing basic loss per share attributable to Ordinary Shareholders (in Shares)	[1]	68,489,983	22,027,292	9,205,169
Diluted loss per share attributable to Ordinary Shareholders (in Dollars per share)	[2]	$ (0.8)	$ (2.64)	$ (1.7)
Weighted-average number of shares used in computing diluted loss per share attributable to Ordinary Shareholders (in Shares)		60,960,641	22,027,292	9,205,169

[1]	Prior period share and per share information has been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 to NIS 0.000216 pursuant a recapitalization effected on October 7, 2021. See Note 1(d).
[2]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of our net loss for 2022